DEBT (Details) (USD $)	12 Months Ended
	Sep. 30, 2011 LetterOfCredit Trust	Sep. 30, 2010
Debt
Debt Instrument, Gross	$ 350,000,000	$ 360,000,000
Long-term debt due within one year	115,000,000
Long-term debt	235,000,000	360,000,000
Maximum | Unsecured intermediate debt issued August 15, 2002
Debt
Ratio of debt to total capitalization (as a percent)	55.00%
Unsecured intermediate debt issued August 15, 2002
Debt
Weighted-average interest rate (as a percent)	6.53%
Debt held by a company affiliated with one Board member	3,000,000
Series C, due August 15, 2012, 6.46%
Debt
Debt Instrument, Gross	75,000,000	75,000,000
Long-term debt stated interest rate percentage	6.46%
Series D, due August 15, 2014, 6.56%
Debt
Debt Instrument, Gross	75,000,000	75,000,000
Long-term debt stated interest rate percentage	6.56%
Minimum | Unsecured senior notes issued July 21, 2009
Debt
Interest coverage ratio, numerator	2.50
Interest coverage ratio, denominator	1.00
Maximum | Unsecured senior notes issued July 21, 2009
Debt
Funded leverage ratio (as a percent)	55.00%
Unsecured senior notes issued July 21, 2009
Debt
Long-term debt stated interest rate percentage	6.10%
Face amount of the debt instrument	200,000,000
Number of equal annual principal repayments (in installments)	5
Annual principal repayments	40,000,000
Due July 21, 2012, 6.10%
Debt
Debt Instrument, Gross	40,000,000	40,000,000
Long-term debt stated interest rate percentage	6.10%
Due July 21, 2013, 6.10%
Debt
Debt Instrument, Gross	40,000,000	40,000,000
Long-term debt stated interest rate percentage	6.10%
Due July 21, 2014, 6.10%
Debt
Debt Instrument, Gross	40,000,000	40,000,000
Long-term debt stated interest rate percentage	6.10%
Due July 21, 2015, 6.10%
Debt
Debt Instrument, Gross	40,000,000	40,000,000
Long-term debt stated interest rate percentage	6.10%
Due July 21, 2016, 6.10%
Debt
Debt Instrument, Gross	40,000,000	40,000,000
Long-term debt stated interest rate percentage	6.10%
Minimum | Unsecured senior credit facility due December 18, 2011
Debt
Interest coverage ratio, numerator	3.00
Interest coverage ratio, denominator	1.00
LIBOR spread on borrowings (as a percent)	0.30%
Maximum | Unsecured senior credit facility due December 18, 2011
Debt
Funded leverage ratio (as a percent)	50.00%
Number of days outstanding to have the option to borrow at the prime rate of interest	30
LIBOR spread on borrowings (as a percent)	0.45%
Unsecured senior credit facility due December 18, 2011
Debt
Debt Instrument, Gross		10,000,000
Long-term debt stated interest rate percentage	0.61%
Maximum borrowing capacity that may be allowed to expire at maturity	400,000,000
Base rate for the variable rate	LIBOR
LIBOR spread on borrowings (as a percent)	0.35%
Commitment fee (as a percent)	0.075%
Number of letters of credit	2
Letters of credit outstanding	21,900,000
Available borrowing capacity	$ 378,100,000
Number of funded collateral trusts	2